Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-based Compensation [Abstract]
Share-based compensation

24 Share-based compensation

PPC — Share Based Compensation Plan

PPC operates an employee performance-based compensation plan, which provides for the granting of share-based awards to directors and other employees of PPC, members of the Board of Directors and any consultants. The awards granted consist of “incentive stock options,” which are nonqualified stock options (NSO), appreciation shares, restricted stock awards (“RSAs”) and restricted stock units (“RSUs”).

Share-based awards are converted into shares of PPC common stock shortly after the award is granted. The cost of remuneration to be recognized in the case of granting shares is determined by multiplying the number of awards granted by the closing price of a common share of PPC on the award grant date. Share-based awards (phantom shares) are converted into cash shortly after the award is granted. The cost of compensation to be recognized in the case of cash payment is determined by first multiplying the number of awards granted by the closing price of a share of PPC common stock on the award grant date. However, the same is adjusted on each subsequent date (i.e., expiration date, vesting date or period end date) by multiplying the number of awards granted by the closing price of a share of PPC common stock on that date. The President of the PPC establishes the criteria for granting options and selecting employees. The number of grantable shares authorized by the plan is limited to 2% of PPC’s share capital.

For the year ended December 31, 2023, the expenses recognized related to compensation plans with payment in shares and cash were US$5,728 and US$1,888, respectively (US$5,729 and US$1,341 respectively for the year ended December 31, 2022).

The following table presents the changes of restricted stock units (“RSUs”):

	December 31, 2023		December 31, 2022
Equity-based compensation, paid in shares	Number	Price	Number	Price
Initial balance	993	22.00	554	20.4
Grants	324	23.67	405	23.88
Exercised	(378)	22.25	(266)	23.25
Shares reissued	(28)	24.99	300	23.52
Ending balance	911	22.4	993	22
	December 31, 2023		December 31, 2022
Equity-based compensation, cash-settled	Number	Price	Number	Price
Initial balance	377	23.8	574	27.55
Grants	158	24.21	269	22.09
Exercised	(196)	25.27	(139)	27.55
Cancelled	(97)	22.81	(327)	24
Ending balance	242	27.66	377	23.80

There were no changes to premiums in the years ended December 31, 2023 and 2022.

The total fair values of equity awards and equity-based awards were US$9,300 on December 31,2023 (US$7,500 on December 31,2022) and US$5,000 (US$5,600 on December 31,2022), respectively. As of December 31, 2023, the total unrecognized compensation cost related to all unexercised share-based awards was US$9,000 (US$10,161 on December 31,2022), whose cost must be recognized over a weighted average period of 1.93 years (2.17 years on December 31,2022). As of December 31, 2023, the total unrecognized compensation cost related to all unexercised cash-based share-based awards was US$4,100 (US$2,674 on December 31, 2022), the cost of which must be recognized over a weighted average period of 1.73 years (1.60 years on December 31, 2022).

Historically, PPC has issued new shares, rather than treasury shares, for the share-based award.

The expected life of stock options is based on historical data and current expectations that are not necessarily indicative of exercises that may occur in the future. Expected volatility reflects the premise that historical volatility is indicative of future trends, which may not be the case.